INVESTMENTS IN UNCONSOLIDATED COMPANIES (Details 1) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Equity Method Investments	3,049	3,516
Equity in earnings of unconsolidated companies, net	308	(9)	474
Redecard S.A [Member]
Total assets			14,645
Total liabilities			13,459
Stockholders’ equity			1,186
Equity Method Investments			275
Operating revenues			2,900
Operating expenses			1,109
Income before income tax			1,791
Income tax			592
Equity Method Investment, Summarized Financial Information, Net Income (Loss)			1,199
Equity in earnings of unconsolidated companies, net			278